Debt and Equity Transactions (Unaudited) (Details) - USD ($) $ in Thousands, shares in Millions				2 Months Ended	3 Months Ended	12 Months Ended
		Apr. 29, 2016	Jan. 05, 2016	Feb. 26, 2016	Mar. 31, 2016	Dec. 31, 2015
Extinguishment of Debt [Line Items]
Long-term Debt, Gross	[1]				$ 20,777,000	$ 20,428,000
Debt, Current					(1,139,000)	(649,000)
Long-term debt, less current portion					19,638,000	19,779,000
Liabilities, Fair Value Adjustment					203,000	210,000
Unamortized Debt Issuance Expense					130,000	129,000
Stock Issued During Period, Shares, New Issues			210
Proceeds from Issuance of Common Stock, Gross			$ 1,970,000
Fees and Commissions			$ 20,000
Bank Term Loan [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					3,011,000	3,032,000
Credit Facility [Domain] | Revolving Credit Facility [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					480,000	0
Debt Instrument, Amendment Date				Feb. 26, 2016
Line of Credit Facility, Maximum Borrowing Capacity				$ 3,500,000		4,000,000
Letters of Credit Issued, Amount					38,000
Line of Credit Facility, Remaining Borrowing Capacity					3,000,000
Line Of Credit Facility Remaining Borrowing Capacity Available For Letters Of Credit					1,500,000
Line of Credit [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					332,000	442,000
Senior Notes [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					11,911,000	11,908,000
Notes Payable, Other Payables [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					108,000	108,000
Cerro Verde [Member] | Credit Facility [Domain]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					1,783,000	1,781,000
Cerro Verde [Member] | Shareholder Loan [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					261,000	259,000
Freeport-McMoRan Oil & Gas [Member]
Extinguishment of Debt [Line Items]
Long-term debt, less current portion					6,592,000	5,883,000
Freeport-McMoRan Oil & Gas [Member] | Senior Notes [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					2,532,000	2,539,000
Freeport McMoRan Corporation [Member] | Subordinated Debt [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross					$ 359,000	359,000
Subsequent Event [Member]
Extinguishment of Debt [Line Items]
Common Stock, Value of Shares Authorized for Issue in Transaction		$ 12,000
Common Stock [Member]
Extinguishment of Debt [Line Items]
Stock Issued During Period, Shares, New Issues					5
Proceeds from Issuance of Common Stock, Gross						$ 2,000,000

[1]	a.Includes additions for unamortized fair value adjustments totaling $203 million at March 31, 2016, and $210 million at December 31, 2015, and net reductions for unamortized debt issuance costs and unamortized discounts of $130 million at March 31, 2016, and $129 million at December 31, 2015.